UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: March 31, 2006"
Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:                  Mastrapasqua Asset Management, Inc."
Address:               814 Church Street
Suite 600
"Nashville, Tennessee 37203"

13F File Number:                      28-5580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that" "all information contained herein is true, correct and" "complete, and that it is understood that all required items" "statements, schedules, lists and tables are considered" integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:                                 Frank Mastrapasqua
Title:                                Chairman & CEO
Phone:                                615-244-8400

"Signature,        Place,                   Date of Signing"
"Frank Mastrapasqua            Nashville TN   May 15, 2006"


Report Type:                          13F HOLDINGS REPORT



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.





13F Summary Page


Report Summary:

Number of Other Included Managers:	0

Form 13 F              Information Tab              	60
Form 13 F              Information Tab 	" 1,118,368,173 "

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
			VALUE	SHARES	  SH  	 PUT/ 	INVSTMT	OTHER 	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	  PRN  	 CALL 	DSCRETN	MANAGERS	SOLE	SHARE	NONE
Schlumberger Limited	COM	80685710	" 44,334 "	" 685,538 "	SH	N/A	SOLE	N/A	" 685,538 "	0	0
Halliburton Company	COM	40621610	" 41,340 "	" 523,889 "	SH	N/A	SOLE	N/A	" 523,889 "	0	0
Akamai Technologies	COM	00971T10	" 38,006 "	" 1,258,894 "	SH	N/A	SOLE	N/A	" 1,258,894 "	0	0
Agilent Technologies	COM	00846U10	" 37,702 "	" 1,011,875 "	SH	N/A	SOLE	N/A	" 1,011,875 "	0	0
Starbucks Corporation	COM	85524410	" 37,308 "	" 977,166 "	SH	N/A	SOLE	N/A	" 977,166 "	0	0
Caterpillar Inc.	COM	14912310	" 35,943 "	" 475,689 "	SH	N/A	SOLE	N/A	" 475,689 "	0	0
Monster Worldwide	COM	61174210	" 35,205 "	" 687,322 "	SH	N/A	SOLE	N/A	" 687,322 "	0	0
Broadcom Corporation	COM	11132010	" 34,162 "	" 751,468 "	SH	N/A	SOLE	N/A	" 751,468 "	0	0
Jacobs Engineering Group	COM	46981410	" 33,085 "	" 369,874 "	SH	N/A	SOLE	N/A	" 369,874 "	0	0
Motorola	COM	62007610	" 31,764 "	" 1,360,912 "	SH	N/A	SOLE	N/A	" 1,360,912 "	0	0
Texas Instruments 	COM	88250810	" 30,592 "	" 939,256 "	SH	N/A	SOLE	N/A	" 939,256 "	0	0
Genzyme Corporation	COM	37291710	" 30,277 "	" 468,721 "	SH	N/A	SOLE	N/A	" 468,721 "	0	0
Amgen	COM	03116210	" 29,751 "	" 418,731 "	SH	N/A	SOLE	N/A	" 418,731 "	0	0
Praxair	COM	74005P10	" 28,818 "	" 524,449 "	SH	N/A	SOLE	N/A	" 524,449 "	0	0
C.H. Robinson Worldwide	COM	12541W20	" 28,749 "	" 549,594 "	SH	N/A	SOLE	N/A	" 549,594 "	0	0
EMC Corporation	COM	26864810	" 28,585 "	" 2,131,643 "	SH	N/A	SOLE	N/A	" 2,131,643 "	0	0
National-Oilwell Varco 	COM	63707110	" 27,926 "	" 433,162 "	SH	N/A	SOLE	N/A	" 433,162 "	0	0
Genentech	COM	36871040	" 27,685 "	" 342,634 "	SH	N/A	SOLE	N/A	" 342,634 "	0	0
Autodesk	COM	05276910	" 26,642 "	" 627,747 "	SH	N/A	SOLE	N/A	" 627,747 "	0	0
Invitrogen Corp	COM	46185R10	" 26,137 "	" 377,540 "	SH	N/A	SOLE	N/A	" 377,540 "	0	0
Emerson Electric 	COM	29101110	" 25,842 "	" 316,889 "	SH	N/A	SOLE	N/A	" 316,889 "	0	0
Harrahs Entertainment	COM	41361910	" 25,782 "	" 324,307 "	SH	N/A	SOLE	N/A	" 324,307 "	0	0
United Technologies 	COM	91301710	" 25,413 "	" 437,770 "	SH	N/A	SOLE	N/A	" 437,770 "	0	0
L-3 Communications 	COM	50242410	" 24,847 "	" 296,222 "	SH	N/A	SOLE	N/A	" 296,222 "	0	0
3M Company	COM	88579Y10	" 24,791 "	" 305,458 "	SH	N/A	SOLE	N/A	" 305,458 "	0	0
Rockwell Automation	COM	77390310	" 24,722 "	" 339,675 "	SH	N/A	SOLE	N/A	" 339,675 "	0	0
Analog Devices	COM	03265410	" 24,493 "	" 639,670 "	SH	N/A	SOLE	N/A	" 639,670 "	0	0
Rockwell Collins	COM	77434110	" 24,269 "	" 430,222 "	SH	N/A	SOLE	N/A	" 430,222 "	0	0
Honeywell Int'L	COM	43851610	" 23,000 "	" 539,400 "	SH	N/A	SOLE	N/A	" 539,400 "	0	0
Cognos Inc	COM	19244C10	" 22,759 "	" 598,914 "	SH	N/A	SOLE	N/A	" 598,914 "	0	0
GlobalSantaFe Corp	COM	G3930E10	" 22,267 "	" 348,738 "	SH	N/A	SOLE	N/A	" 348,738 "	0	0
Newfield Exploration 	COM	65129010	" 21,776 "	" 514,681 "	SH	N/A	SOLE	N/A	" 514,681 "	0	0
eBay Inc.	COM	27864210	" 21,584 "	" 569,285 "	SH	N/A	SOLE	N/A	" 569,285 "	0	0
Apple Computer	COM	03783310	" 21,122 "	" 302,309 "	SH	N/A	SOLE	N/A	" 302,309 "	0	0
Eli Lilly & Co.	COM	53245710	" 20,410 "	" 381,462 "	SH	N/A	SOLE	N/A	" 381,462 "	0	0
Yahoo! Inc.	COM	98433210	" 19,189 "	" 593,733 "	SH	N/A	SOLE	N/A	" 593,733 "	0	0
"VeriSign, Inc."	COM	92343E10	" 18,611 "	" 758,998 "	SH	N/A	SOLE	N/A	" 758,998 "	0	0
Cerner Corporation	COM	15678210	" 17,430 "	" 380,148 "	SH	N/A	SOLE	N/A	" 380,148 "	0	0
Parker-Hannifin Corp	COM	70109410	" 16,590 "	" 210,478 "	SH	N/A	SOLE	N/A	" 210,478 "	0	0
Barr Pharmaceuticals	COM	06830610	" 9,018 "	" 147,399 "	SH	N/A	SOLE	N/A	" 147,399 "	0	0
Novartis AG (ADR)	COM	66987V10	" 5,203 "	" 91,643 "	SH	N/A	SOLE	N/A	" 91,643 "	0	0
Textron Inc.	COM	88320310	" 2,803 "	" 30,510 "	SH	N/A	SOLE	N/A	" 30,510 "	0	0
The Procter & Gamble Co	COM	74271810	" 2,426 "	" 42,441 "	SH	N/A	SOLE	N/A	" 42,441 "	0	0
Varian Medical Systems	COM	92220P10	" 2,049 "	" 37,000 "	SH	N/A	SOLE	N/A	" 37,000 "	0	0
ENSCO International Inc	COM	26874Q10	" 1,741 "	" 32,000 "	SH	N/A	SOLE	N/A	" 32,000 "	0	0
Cooper Cameron Corp	COM	13342B10	" 1,711 "	" 36,000 "	SH	N/A	SOLE	N/A	" 36,000 "	0	0
Hologic	COM	43644010	" 1,646 "	" 31,000 "	SH	N/A	SOLE	N/A	" 31,000 "	0	0
Weatherford Int'l	COM	G9508910	" 1,636 "	" 35,000 "	SH	N/A	SOLE	N/A	" 35,000 "	0	0
Satyam Computer (ADR)	COM	80409810	" 1,621 "	" 41,500 "	SH	N/A	SOLE	N/A	" 41,500 "	0	0
ExxonMobil Corp	COM	30231G10	" 1,580 "	" 25,481 "	SH	N/A	SOLE	N/A	" 25,481 "	0	0
Pediatrix Medical Group	COM	70532410	" 1,525 "	" 15,000 "	SH	N/A	SOLE	N/A	" 15,000 "	0	0
PDL BioPharma 	COM	69329Y10	" 1,448 "	" 47,000 "	SH	N/A	SOLE	N/A	" 47,000 "	0	0
Smith International	COM	83211010	" 1,405 "	" 35,000 "	SH	N/A	SOLE	N/A	" 35,000 "	0	0
Nordstrom	COM	65566410	" 1,376 "	" 35,000 "	SH	N/A	SOLE	N/A	" 35,000 "	0	0
Quest Software	COM	74834T10	 898 	" 56,000 "	SH	N/A	SOLE	N/A	" 56,000 "	0	0
Sun Microsystems	COM	86681010	 308 	" 60,000 "	SH	N/A	SOLE	N/A	" 60,000 "	0	0
AUTOMATIC DATA PROC	COM	05301510	 293 	" 6,355 "	SH	N/A	SOLE	N/A	" 6,355 "	0	0
EQUINIX INC	COM	29444U50	 283 	" 5,000 "	SH	N/A	SOLE	N/A	" 5,000 "	0	0
ENERGY TRANSFER PART	COM	29273R10	 251 	" 6,240 "	SH	N/A	SOLE	N/A	" 6,240 "	0	0
ROPER INDS INC 	COM	77669610	 241 	" 5,000 "	SH	N/A	SOLE	N/A	" 5,000 "	0	0

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